Allowance for Doubtful Accounts, Sales Returns and Discounts (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 1,078	$ 785	$ 591
Additions	7,272	7,386	3,385
Amounts utilized	(7,421)	(7,093)	(3,191)
Balance at end of year	$ 929	$ 1,078	$ 785